Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale, amortized cost
Due in one year or less	$ 6,806,566
Due after one year through five years	13,589,129
Due after five years through ten years	107,789,931
Due after ten years	285,788,303
Total	413,973,929
Securities available-for-sale, fair value
Due in one year or less	6,978,341
Due after one year through five years	14,043,118
Due after five years through ten years	109,628,438
Due after ten years	290,257,918
Fair Value	$ 420,907,815	$ 370,625,505